RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 CNY (¥)
Related Party Transaction
Amount lent to related party				¥ 30,088,833
Amounts due from related party				30,088,833
Yisheng Biopharma Holding Ltd (Hong Kong)
Related Party Transaction
Amount lent to related party		¥ 2,966,777		30,088,833
Loan repaid by related party		33,055,610
Amounts due from related party		0		30,088,833		¥ 0
Yisheng Biopharma Holding Ltd (Hong Kong) | Receivable collected on behalf of YS Group
Related Party Transaction
Amount collected on behalf of group	¥ 2,966,777	2,966,777	$ 459,412	¥ 30,088,833	$ 4,600,000
Yisheng Biopharma Holding Ltd (Hong Kong) | Repayment to YS Group
Related Party Transaction
Amount collected on behalf of group	¥ 33,055,610	¥ 33,055,610	$ 5,118,732